SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Investment Income Interest	¥ 23,859	$ 3,436,000	¥ 20,589	¥ 17,009
Percentage of business taxes, surcharges and cultural development fees on revenue, minimum	0.56%	0.56%
Percentage of business taxes, surcharges and cultural development fees on revenue, maximum	2.27%	2.27%
Advertising costs	¥ 347	$ 50,000	26,192	34,489
Capital lease terms	For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Capital lease obligation
Income Tax Examination, Likelihood of Unfavorable Settlement	tax position if a tax return position or future tax position is more likely than not to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.	tax position if a tax return position or future tax position is more likely than not to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.
Deferred stock issuance costs				3,241
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Business tax and surcharges	¥ 31	$ 4,500	¥ 629	¥ 8,198
China, Yuan Renminbi [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.9430				6.9430
United States of America, Dollars [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate	1.00				1.00